UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH  45202

(Name and address of agent for service)

Registrant's telephone number, including area code:  816.787.0718

Date of fiscal year end:   02/28/2015

Date of reporting period: 05/31/2014

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

SNOW FAMILY OF FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

COMMON STOCK - 99.68%	Shares	Fair Value

Aerospace & Defense - 4.48%
Spirit AeroSystems Holdings, Inc. - Class A (a)	485	$15,738

Banks - 10.29%
Bank of America Corp.	830	12,566
JPMorgan Chase & Co.	425	23,617
		36,183
Computers - 7.74%
Hewlett-Packard Co.	475	15,913
NetApp, Inc.	305	11,288
		27,201
Diversified Financial Services - 2.91%
Ally Financial, Inc. (a)	435	10,249

Engineering & Construction - 2.63%
KBR, Inc.	380	9,230

Hand & Machine Tools - 4.61%
Kennametal, Inc.	360	16,215

Healthcare - Services - 9.80%
Community Health Systems, Inc. (a)	495	20,676
Health Net, Inc./CA (a)	345	13,793
		34,469
Insurance - 14.86%
Hartford Financial Services Group, Inc./The	495	17,152
MetLife, Inc.	415	21,136
Voya Financial, Inc.	390	13,962
		52,250
Internet - 3.16%
Symantec Corp.	505	11,105

Leisure Time - 3.15%
Royal Caribbean Cruises Ltd.	200	11,058

Mining - 5.19%
Rio Tinto PLC - ADR	355	18,240

Oil & Gas - 10.23%
BP PLC - ADR	485	24,468
Chesapeake Energy Corp.	400	11,488
		35,956
Pharmaceuticals - 3.09%
Teva Pharmaceutical Industries Ltd. - ADR	215	10,855

Retail - 11.43%
American Eagle Outfitters, Inc.	950	10,194
Macy's, Inc.	245	14,673
Target Corp.	270	15,325
		40,192
Semiconductors - 6.11%
Broadcom Corp.	340	10,836
Intel Corp.	390	10,655
		21,491
TOTAL COMMON STOCK (Cost $313,243)		350,432

SNOW FAMILY OF FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

	Shares	Fair Value
SHORT TERM INVESTMENTS - 1.82%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03%(b) (Cost $6,415)	6,415	$6,415

TOTAL INVESTMENTS (Cost $319,658) - 101.50%		$356,847
LIABILITIES IN EXCESS OTHER ASSETS, NET - (1.50)%		(5,288)
NET ASSETS - 100%		$351,559

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

COMMON STOCK - 89.95%	Shares	Fair Value

Aerospace & Defense - 3.88%
Spirit AeroSystems Holdings, Inc. - Class A (a)	750	$24,338

Banks - 6.40%
Bank of America Corp.	800	12,112
JPMorgan Chase & Co.	505	28,063
		40,175
Computers - 8.27%
Hewlett-Packard Co.	820	27,470
NetApp, Inc.	660	24,427
		51,897
Diversified Financial Services - 1.43%
Ally Financial, Inc. (a)	380	8,953

Engineering & Construction - 3.21%
KBR, Inc.	830	20,161

Hand & Machine Tools - 4.74%
Kennametal, Inc.	660	29,726

Healthcare - Services - 10.03%
Community Health Systems, Inc. (a)	770	32,163
Health Net, Inc./CA (a)	770	30,785
		62,948
Insurance - 10.34%
Hartford Financial Services Group, Inc./The	650	22,522
MetLife, Inc.	530	26,993
Voya Financial, Inc.	430	15,394
		64,909
Internet - 3.19%
Symantec Corp.	910	20,011

Leisure Time - 3.97%
Royal Caribbean Cruises Ltd.	450	24,880

Mining - 3.44%
Rio Tinto PLC - ADR	420	21,580

Oil & Gas - 11.45%
BP PLC - ADR	900	45,405
Chesapeake Energy Corp.	920	26,422
		71,827
Pharmaceuticals - 2.17%
Teva Pharmaceutical Industries Ltd. - ADR	270	13,632

Retail - 9.36%
American Eagle Outfitters, Inc.	850	9,120
Macy's, Inc.	440	26,352
Target Corp.	410	23,272
		58,744
Semiconductors - 8.07%
Broadcom Corp.	800	25,496
Intel Corp.	920	25,134
		50,630
TOTAL COMMON STOCK (Cost $519,126)		564,411

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUND - 8.01%
Equity Fund - 8.01%
Consumer Staples Select Sector SPDR Fund	680	$30,600
Utilities Select Sector SPDR Fund	460	19,637
TOTAL EXCHANGE-TRADED FUND (Cost $46,159)		50,237

SHORT TERM INVESTMENTS - 4.52%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03%(b) (Cost $28,352)	28,352	28,352

TOTAL INVESTMENTS (Cost $593,637) - 102.48%		$643,000
SECURITIES SOLD SHORT (Proceeds, $156,995) - (26.00)%		(163,141)
OTHER ASSETS LESS LIABILITIES, NET - 23.52%		147,613
NET ASSETS - 100%		$627,472

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
February 28, 2014

SECURITIES SOLD SHORT - (26.00)%
COMMON STOCK - (26.00)%	Shares	Fair Value

Chemicals - (1.51)%
Mosaic Co./The	(190)	$(9,498)

Computers - (1.45)%
Manhattan Associates, Inc. (a)	(280)	(9,089)

Food - (1.50)%
United Natural Foods, Inc. (a)	(140)	(9,437)

Healthcare - Services - (1.59)%
Envision Healthcare Holdings, Inc. (a)	(290)	(9,999)

Insurance - (1.57)%
Enstar Group Ltd. (a)	(70)	(9,863)

Leisure Time - (1.51)%
Brunswick Corp./DE	(220)	(9,482)

Machinery - Diversified - (1.43)%
Nordson Corp.	(110)	(8,969)

Oil & Gas - (1.87)%
Murphy USA, Inc. (a)	(230)	(11,703)

Oil & Gas Services - (1.54)%
Oil States International, Inc. (a)	(90)	(9,682)

Pharmaceuticals - (1.52)%
AmerisourceBergen Corp.	(130)	(9,514)

Pipelines - (1.50)%
Williams Cos, Inc./The	(200)	(9,392)

Real Estate - (1.54)%
Kennedy-Wilson Holdings, Inc.	(390)	(9,660)

Retail - (1.52)%
Rite Aid Corp. (a)	(1,140)	(9,530)

Telecommunications - (2.95)%
CommScope Holding Co, Inc. (a)	(340)	(8,990)
TW Telecom, Inc. (a)	(290)	(9,509)
		(18,499)
Transportation - (1.45)%
Expeditors International of Washington, Inc.	(200)	(9,102)

Water - (1.55)%
American Water Works Co., Inc.	(200)	(9,722)

TOTAL COMMON STOCK SOLD SHORT (Proceeds $156,995)		$(163,141)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2014, is subject to change and resets daily.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

COMMON STOCK - 98.13%	Shares	Fair Value

Aerospace & Defense - 2.63%
Spirit AeroSystems Holdings, Inc. - Class A (a)	270	$8,761

Auto Manufacturers - 0.74%
Ford Motor Co.	150	2,466

Banks - 15.12%
Bank of America Corp.	825	12,490
Citigroup, Inc.	120	5,708
Goldman Sachs Group, Inc./The	15	2,397
JPMorgan Chase & Co.	360	20,005
US Bancorp/MN (a)	50	2,110
Wells Fargo & Co.	150	7,617
		50,327
Computers - 6.62%
Apple, Inc.	10	6,330
Hewlett-Packard Co.	275	9,213
NetApp, Inc.	175	6,477
		22,020
Cosmetics & Personal Care - 0.97%
Procter & Gamble Co./The	40	3,232

Diversified Financial Services - 1.70%
Ally Financial, Inc. (a)	240	5,654

Electric - 2.24%
Dominion Resources, Inc./VA	25	1,724
Duke Energy Corp.	35	2,488
NextEra Energy, Inc.	20	1,947
Southern Co./The	30	1,313
		7,472
Engineering & Construction - 1.64%
KBR, Inc.	225	5,465

Food - 0.68%
Mondelez International, Inc.	60	2,257

Hand & Machine Tools - 2.71%
Kennametal, Inc.	200	9,008

Healthcare - Services - 6.76%
Community Health Systems, Inc. (a)	285	11,904
Health Net, Inc./CA (a)	195	7,796
UnitedHealth Group, Inc.	35	2,787
		22,487
Insurance - 10.80%
American International Group, Inc.	40	2,163
Berkshire Hathaway, Inc. - Class B (a)	35	4,492
Hartford Financial Services Group, Inc./The	280	9,702
MetLife, Inc.	230	11,714
Voya Financial, Inc.	220	7,876
		35,947
Internet - 1.85%
Symantec Corp.	280	6,157

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

COMMON STOCK - 98.13%	Shares	Fair Value

Leisure Time - 1.91%
Royal Caribbean Cruises Ltd.	115	6,358

Media - 0.51%
Walt Disney Co./The	20	1,680

Mining - 3.16%
Rio Tinto PLC - ADR	205	10,533

Miscellaneous Manufacturing - 2.17%
General Electric Co.	270	7,233

Oil & Gas - 13.75%
BP PLC - ADR	280	14,126
Chesapeake Energy Corp.	225	6,462
Chevron Corp.	50	6,140
ConocoPhillips	35	2,798
Exxon Mobil Corp.	125	12,566
PBF Energy, Inc.	115	3,670
		45,762
Pharmaceuticals - 6.57%
Johnson & Johnson	45	4,566
Merck & Co., Inc.	110	6,365
Pfizer, Inc.	165	4,889
Teva Pharmaceutical Industries Ltd. - ADR	120	6,059
		21,879
Real Estate Investment Trusts - 0.53%
Annaly Capital Management, Inc.	150	1,768

Retail - 8.30%
American Eagle Outfitters, Inc.	540	5,794
CVS Caremark Corp.	30	2,350
Macy's, Inc.	140	8,385
Target Corp.	155	8,798
Wal-Mart Stores, Inc.	30	2,303
		27,630
Semiconductors - 4.53%
Broadcom Corp.	195	6,215
Intel Corp.	325	8,879
		15,094
Telecommunications - 2.24%
AT&T, Inc.	110	3,902
Cisco Systems, Inc.	145	3,570
		7,472
TOTAL COMMON STOCK (Cost $289,063)		326,662

SHORT TERM INVESTMENTS - 3.11%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03%(b) (Cost $10,361)	10,361	10,361

TOTAL INVESTMENTS (Cost $299,424) - 101.24%		$337,023
LIABILITIES IN EXCESS OTHER ASSETS, NET - (1.24)%		(4,131)
NET ASSETS - 100%		$332,892

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW FAMILY OF FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

COMMON STOCK - 99.11%	Shares	Fair Value

Agriculture - 2.01%
Bunge Ltd.	80	$6,217

Auto Parts & Equipment - 3.21%
Johnson Controls, Inc.	205	9,914

Banks - 10.63%
Bank of America Corp.	690	10,447
Goldman Sachs Group, Inc./The	55	8,789
JPMorgan Chase & Co.	245	13,615
		32,851
Chemicals - 6.60%
EI du Pont de Nemours & Co.	150	10,396
Mosaic Co./The	200	9,998
		20,394
Cosmetics & Personal Care - 2.09%
Procter & Gamble Co./The	80	6,463

Electric - 2.80%
Exelon Corp.	235	8,655

Environmental Control - 2.97%
Republic Services, Inc.	259	9,169

Forest Products & Paper - 2.93%
International Paper Co.	190	9,050

Hand & Machine Tools - 2.77%
Kennametal, Inc.	190	8,558

Healthcare - Services - 8.05%
Community Health Systems, Inc. (a)	285	11,904
Health Net, Inc./CA (a)	325	12,993
		24,897
Insurance - 10.64%
Hartford Financial Services Group, Inc./The	340	11,781
MetLife, Inc.	235	11,969
Protective Life Corp.	175	9,152
		32,902
Machinery - Construction & Mining - 2.68%
Joy Global, Inc.	145	8,287

Mining - 11.83%
Alcoa, Inc.	660	8,983
Freeport-McMoRan Copper & Gold, Inc.	300	10,215
Newmont Mining Corp.	355	8,126
Rio Tinto PLC - ADR	180	9,248
		36,572
Miscellaneous Manufacturing - 3.08%
General Electric Co.	355	9,510

Oil & Gas - 12.04%
BP PLC - ADR	215	10,847
Chevron Corp.	80	9,823
Devon Energy Corp.	115	8,498
Phillips 66	95	8,055
		37,223

SNOW FAMILY OF FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

COMMON STOCK - 99.11%	Shares	Fair Value

Oil & Gas Services - 2.58%
McDermott International, Inc. (a)	1,100	$7,986

Pharmaceuticals - 3.02%
Teva Pharmaceutical Industries Ltd. - ADR	185	9,341

Real Estate Investment Trusts - 2.63%
Highwoods Properties, Inc.	200	8,116

Retail - 4.19%
Target Corp.	120	6,811
Wal-Mart Stores, Inc.	80	6,142
		12,953
Semiconductors - 2.36%
OmniVision Technologies, Inc. (a)	325	7,306
TOTAL COMMON STOCK (Cost $272,562)		306,364

SHORT TERM INVESTMENTS - 1.57%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03%(b) (Cost $4,840)	4,840	4,840

TOTAL INVESTMENTS (Cost $277,402) - 100.68%		$311,204
LIABILITIES IN EXCESS OTHER ASSETS, NET - (0.68)%		(2,097)
NET ASSETS - 100%		$309,107

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

COMMON STOCK - 96.09%	Shares	Fair Value

Agriculture - 3.06%
Lorillard, Inc.	160	$9,947

Auto Manufacturers - 3.03%
General Electric Co.	285	9,855

Banks - 5.96%
Banco Santander SA - ADR	425	4,343
JPMorgan Chase & Co.	270	15,004
		19,347
Chemicals - 3.64%
PetroLogistics, LP	820	11,816

Computers - 7.33%
Hewlett-Packard Co.	275	9,212
International Business Machines Corp.	45	8,296
NetApp, Inc.	170	6,292
		23,800
Diversified Financial Services - 2.02%
Home Loan Servicing Solutions Ltd.	295	6,579

Electric - 1.53%
Exelon Corp.	135	4,972

Electronics - 1.97%
Jabil Circuit, Inc.	340	6,399

Engineering & Construction - 1.83%
KBR, Inc.	245	5,951

Environmental Control - 1.09%
Republic Services, Inc.	100	3,540

Hand & Machine Tools - 2.70%
Kennametal, Inc.	195	8,783

Healthcare - Services - 3.23%
Quest Diagnostics, Inc.	175	10,481

Insurance - 8.73%
American International Group, Inc.	60	3,244
FBL Financial Group, Inc. - Class A	145	6,338
Hartford Financial Services Group, Inc./The	255	8,836
MetLife, Inc.	195	9,931
		28,349
Internet - 1.01%
Symantec Corp.	150	3,299

Leisure Time - 1.62%
Royal Caribbean Cruises Ltd.	95	5,253

Mining - 1.90%
Rio Tinto PLC - ADR	120	6,166

Miscellaneous Manufacturing - 0.99%
General Electric Co.	120	3,215

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

COMMON STOCK - 96.09% (continued)	Shares	Fair Value

Oil & Gas - 15.01%
BP PLC - ADR	190	$9,585
Devon Energy Corp.	140	10,346
Noble Corp. PLC	210	6,607
PBF Energy, Inc.	240	7,658
Royal Dutch Shell PLC - ADR	85	6,681
Suburban Propane Partners, LP	170	7,891
		48,768
Pharmaceuticals - 1.86%
Teva Pharmaceutical Industries Ltd. - ADR	120	6,059

Real Estate Investment Trusts - 3.68%
Annaly Capital Management, Inc.	1,015	11,967

Retail - 8.15%
American Eagle Outfitters, Inc.	1,065	11,427
Target Corp.	150	8,514
Wal-Mart Stores, Inc.	85	6,525
		26,466
Savings & Loans - 4.57%
First Niagara Financial Group, Inc.	1,040	8,954
New York Community Bancorp, Inc.	385	5,883
		14,837
Semiconductors - 4.70%
Broadcom Corp.	230	7,330
Intel Corp.	290	7,923
		15,253
Software - 1.20%
Microsoft Corp.	95	3,889

Telecommunications - 5.28%
Rogers Communications, Inc. - Class B	140	5,663
Verizon Communications, Inc.	230	11,491
		17,154
TOTAL COMMON STOCK (Cost $286,897)		312,145

PREFERRED STOCK - 3.30%
Banks - 3.39%
Bank of America Corp.7.25%, Series L	9	10,711
TOTAL PREFERRED STOCK (Cost $11,381)		10,711

SHORT TERM INVESTMENTS - 1.02%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03%(b) (Cost $3,318)		3,318

TOTAL INVESTMENTS (Cost $301,596) - 100.41%		$326,174
LIABILITIES IN EXCESS OTHER ASSETS, NET - (0.41)%		(1,335)
NET ASSETS - 100%		$324,839

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedule of investments.

SNOW FAMILY OF FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

COMMON STOCK - 93.87%	Shares	Fair Value

Aerospace & Defense - 2.80%
Spirit AeroSystems Holdings, Inc. - Class A (a)	295	$9,573

Agriculture - 2.04%
Archer-Daniels-Midland Co.	155	6,966

Auto Parts & Equipment - 4.31%
Johnson Controls, Inc.	155	7,496
TRW Automotive Holdings Corp. (a)	85	7,214
		14,710
Banks - 3.97%
KeyCorp	590	8,077
TCF Financial Corp.	345	5,482
		13,559
Biotechnology - 1.26%
Myriad Genetics, Inc. (a)	130	4,311

Computers - 2.48%
NetApp, Inc.	140	5,181
VeriFone Systems, Inc. (a)	100	3,281
		8,462
Diversified Financial Services - 1.93%
Ally Financial, Inc. (a)	280	6,597

Electric - 2.16%
Exelon Corp.	200	7,366

Electronics - 5.34%
Agilent Technologies, Inc.	60	3,416
Avnet, Inc.	180	7,843
Jabil Circuit, Inc.	370	6,963
		18,222
Engineering & Construction - 2.38%
KBR, Inc.	335	8,137

Forest Products & Paper - 3.00%
International Paper Co.	215	10,240

Hand & Machine Tools - 2.90%
Kennametal, Inc.	220	9,909

Healthcare - Services - 8.26%
Community Health Systems, Inc. (a)	320	13,366
Health Net, Inc./CA (a)	195	7,796
WellPoint, Inc.	65	7,043
		28,205
Insurance - 11.63%
Assurant, Inc.	120	8,137
Genworth Financial, Inc. (a)	445	7,561
Hartford Financial Services Group, Inc./The	335	11,608
Protective Life Corp.	100	5,230
Voya Financial, Inc.	200	7,160
		39,696
Internet - 2.12%
Symantec Corp.	330	7,257

Leisure Time - 2.10%
Royal Caribbean Cruises Ltd.	130	7,188

SNOW FAMILY OF FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

COMMON STOCK - 93.87%	Shares	Fair Value

Machinery - Construction & Mining - 1.63%
Terex Corp.	145	$5,577

Machinery - Diversified - 1.31%
Zebra Technologies Corp. (a)	60	4,458

Mining - 1.34%
Newmont Mining Corp.	200	4,578

Miscellaneous Manufacturing - 2.01%
Textron, Inc.	175	6,864

Oil & Gas - 9.81%
Chesapeake Energy Corp.	255	7,324
Devon Energy Corp.	100	7,390
Nabors Industries Ltd.	130	3,410
PBF Energy, Inc.	255	8,137
Transocean Ltd.	170	7,223
		33,484
Oil & Gas Services - 1.03%
Baker Hughes, Inc.	50	3,526

Real Estate Investment Trusts - 2.08%
Highwoods Properties, Inc.	175	7,101

Retail - 10.09%
Abercrombie & Fitch Co.	80	3,041
American Eagle Outfitters, Inc.	665	7,135
Big Lots, Inc. (a)	175	7,427
Kohl's Corp.	150	8,166
Macy's, Inc.	145	8,684
		34,453
Savings & Loans - 3.32%
First Niagara Financial Group, Inc.	1,315	11,322

Semiconductors - 2.57%
Broadcom Corp.	275	8,764
TOTAL COMMON STOCK (Cost $272,344)		320,525

SHORT TERM INVESTMENTS - 6.73%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.03%(b) (Cost $22,993)	22,993	22,993

TOTAL INVESTMENTS (Cost $295,337) - 100.60%		$343,518
LIABILITIES IN EXCESS OTHER ASSETS, NET - (0.60)%		(2,067)
NET ASSETS - 100%		$341,451

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of these schedule of investments.

Snow Family of Funds

NOTES TO THE SCHEDULES ON INVESTMENTS
May 31, 2014 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Snow Capital Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•
Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock and Exchange-Traded Funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Snow Family of Funds

NOTES TO THE SCHEDULES ON INVESTMENTS
May 31, 2014 (Unaudited)

The following table summarizes the inputs used to value the company's assets and liabilities measured at fair value as of May 31, 2014:

Categories (a)	Level 1	Level 2	Level 3	Total
Focused Value Fund:
Common Stock (b)	$350,432	-	-	$350,432
Short-Term Investments	6,415	-	-	6,415
Total Investments in Securities	356,847	-	-	356,847
Hedged Equity Fund:
Common Stock (b)	564,411	-	-	564,411
Exchange-Traded Funds (b)	50,237	-	-	50,237
Short-Term Investments	28,352	-	-	28,352
Total Investments in Securities	643,000	-	-	643,000
Common Stock – Sold Short (b)	163,141	-	-	163,141
Total Investments in Securities Sold Short	163,141	-	-	163,141
Market Plus Fund:
Common Stock (b)	326,662	-	-	326,662
Short-Term Investments	10,361	-	-	10,361
Total Investments in Securities	337,023	-	-	337,023
Inflation Advantaged Equities Fund:
Common Stock (b)	306,364	-	-	306,364
Short-Term Investments	4,840	-	-	4,840
Total Investments in Securities	311,204	-	-	311,204
Dividend Plus Fund:
Common Stock (b)	312,145	-	-	312,145
Preferred Stock (b)	10,711	-	-	10,711
Short-Term Investments	3,318	-	-	3,318
Total Investments in Securities	326,174	-	-	326,174
Mid Cap Value Fund:
Common Stock (b)	320,525	-	-	320,525
Short-Term Investments	22,993	-	-	22,993
Total Investments in Securities	343,518	-	-	343,518

(a)
At May 31, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stock, preferred stock and exchange traded funds held in the Funds are Level 1 securities. For a detailed break-out of stocks by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of May 31, 2014, from the valuation input levels used on February 28, 2014.

Snow Family of Funds

NOTES TO THE SCHEDULES ON INVESTMENTS
May 31, 2014 (Unaudited)

Exchange Traded Funds – A Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Short Sales of Securities – A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. A Fund then sells the borrowed security to a buyer in the market. A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. When a Fund makes a short sale, a Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on a Fund’s books and/or in a segregated account at a Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

In addition, a Fund may make short sales “against the box”, i.e., when a Fund sells a security short when a Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Non-Diversified Funds – The Focused Value Fund and Hedged Equity Fund are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in these Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

2.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2014 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Focused Value Fund:	$319,658	$41,931	$(4,742)	$37,189
Hedged Equity Fund	441,940	56,004	(18,085)	37,919
Market Plus Fund	299,424	40,845	(3,246)	37,599
Inflation Advantaged Equities Fund	277,402	40,349	(6,547)	33,802
Dividend Plus Fund	301,596	32,163	(7,585)	24,578
Mid Cap Value Fund	295,337	54,578	(6,397)	48,181

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Hedged Equity Fund is attributable primarily to the tax deferral of losses on wash sales.

Stringer Growth Fund
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 89.38%

DEBT FUNDS - 3.74%
PowerShares Senior Loan Portfolio	40,025	$993,821

EQUITY FUNDS - 85.64%
Alerian MLP ETF	56,874	1,037,382
First Trust Materials AphaDEX Fund	38,851	1,303,840
First Trust Europe AlphaDEX Fund	59,038	2,102,343
First Trust Multi Cap Value AlphaDEX Fund	67,513	3,119,776
First Trust NASDAQ-100 Technology Index Fund	34,236	1,308,842
Guggenheim S&P 500 Equal Weight Energy ETF	15,000	1,317,750
iShares MSCI All Country World Minimum Volatility ETF	23,305	1,549,083
iShares U.S. Health care ETF	9,651	1,209,077
Vanguard FTSE All-World Ex-US Index Fund	85,517	4,449,450
Vanguard Growth EFT	20,733	2,008,198
Vanguard Value ETF	41,664	3,327,704
		22,733,445

TOTAL EXCHANGE-TRADED FUNDS (Cost $22,042,236)		23,727,266

SHORT TERM INVESTMENTS - 10.80%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a) (Cost $2,867,859)	2,867,859	2,867,859

TOTAL INVESTMENTS (Cost $24,910,095) - 100.18%		$26,595,125
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.18)%		(49,282)
NET ASSETS - 100%		$26,545,843

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at May 31, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of the schedule of investments.

Stringer Funds

Stringer Growth Fund
NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2014 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Stringer Funds

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2014 (Unaudited)

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of
May 31, 2014.
Stringer Growth Fund
Financial Instruments - Assets

		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (2)	$23,727,266	$-	$23,727,266
Money Market Funds	2,867,859	-	2,867,859
Totals	$26,595,125	$-	$26,595,125

(1)
As of May 31, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the three month period ended May 31, 2014. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended May 31, 2014, no securities were fair valued.

Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Non-Diversified Fund – The Fund is a non-diversified Fund. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2014 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$24,910,095	$1,687,432	$(2,402)	$1,685,030

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	July 28, 2014

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 28, 2014